UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: December 31, 2000


Name and Business Address of Institutional Investment Manager:

FEDERAL HOME LOAN MORTGAGE CORPORATION
8200 JONES BRANCH DRIVE
MCLEAN  VA  22102

Name, Title and Phone Number of Person Duly Authorized to Submit this Report:

VAUGHN A. CLARKE
EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER
703-903-3500

      The institutional investment manager submitting this Form and its attachment and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of McLean and State of Virginia on the 15th day of February, 2001.


                               FEDERAL HOME LOAN MORTGAGE CORPORATION


                               By: /s/ Vaughn A. Clarke
                                  ----------------------------------------------
                                  Vaughn A. Clarke
                                  Executive Vice President and Chief Financial
                                    Officer

                                                                 Fair Market                      Investment      Voting
Name of Issuer                    Title of Class     CUSIP      Value (x$1000)       Shares       Discretion     Authority

Blackrock Strategic Term Trust         Com         09247P108      $   36,971         3,996,900      sole          sole
Blackrock 2001 Term Trust Inc.         Com         092477108      $  107,622        11,254,600      sole          sole
                Total ........                                    $  144,593